Label	Element	Value
MFS® Blended Research® Core Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000719269_SupplementTextBlock	SUPPLEMENT TO PROSPECTUS The date of this supplement is August 11, 2015. MFS® Blended Research® Core Equity Portfolio Initial Class & Service Class Shares
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Blended Research® Core Equity Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective September 15, 2015, the sixth paragraph in sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" is restated in its entirety as follows:

MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to create a fundamental rating for an issuer.  MFS uses quantitative models to create a quantitative rating for an issuer. MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, measures of expected volatility of the fund's return (e.g., predicted beta and predicted tracking error), and other factors, with a goal of constructing a portfolio that over time has a consistent level of active risk compared to the Standard & Poor's 500 Stock Index. Active risk is the risk resulting from investment selection rather than market risk.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Effective September 15, 2015, the fourth paragraph in the sub-section entitled "Principal Risks" under the main heading "Summary of Key Information" is restated in its entirety as follows:

Investment Strategy Risk: The fund's strategy to blend fundamental and quantitative research and to have a consistent level of active risk over time may not produce the intended results. In addition, MFS fundamental research is not available for all issuers.